Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK 20/80 TARGET ALLOCATION FUND	Sep. 30, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	276
Expense Example, with Redemption, 10 Years	646
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	590
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	1,441
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,582
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	$ 1,285